COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
(a)Capital commitments
The Company had the following capital commitments at the end of the year:

(Dollars in millions)	2025	2024	2023
Construction in progress	$11.5	$3.0	$11.3

(b) Lease commitments

The Company is party to a lease with Janssen under which the Company leases an approximately 140,000 square foot manufacturing facility from Janssen located in Raritan, New Jersey. This lease was signed in December 2025 and became effective on February 2, 2026. The lease has a minimum term of 5 years, corresponding to a commitment of $19.1 million.
This lease also includes three extension options of five years each, and, at this time, the Company is relatively certain to exercise the first renewable option which is a total payment of $22.2 million for the five-year period. These lease payments were not recognized as lease liabilities as of December 31, 2025 because the lease did not commerce until February 2, 2026. The Company expects to receive 50% of these future lease payments from Janssen from profit sharing under the Janssen Agreement.

For this facility, which the Company collaboratively operates with Janssen, the Company continues to invest in manufacturing, quality, information technology and distribution capabilities to support the commercialization of CARVYKTI.